Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	The following table shows pay versus performance (PVP) information for the Named Executive Officers.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non- CEO NEOS (1)	Average Compensation Actually Paid (CAP) for Non- CEO NEOS (2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000) (4)	Non-GAAP EBIT ($000) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2022	5,675,554	(1,815,166)	1,405,252	106,684	93	48	123,873	128,359
2021	9,132,815	12,666,026	2,352,863	3,104,883	132	82	59,814	100,728
2020	4,907,623	3,421,825	1,491,383	1,190,173	114	88	41,917	107,028

Company Selected Measure Name	Non-GAAP EBIT
Named Executive Officers, Footnote [Text Block]	For each year shown, the CEO was Mr. Lorenger. For 2022, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, Mr. Bullock, and Mr. Tjaden. For 2020 and 2021, the other NEOs were Mr. Bridges, Mr. Berger, Mr. Bradford, and Mr. Tjaden. The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (SCT) for each applicable year. See the footnotes to the SCT for further detail regarding the amounts in this column.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Corporation and the cumulative TSR of the Office Furniture Industry Group (OFIG) peer group used for the purposes of the Performance Graph in our Annual Report on Form 10-K for the fiscal year ended January 2, 2021, the two-years ended January 1, 2022 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 27, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 5,675,554	$ 9,132,815	$ 4,907,623
PEO Actually Paid Compensation Amount	$ (1,815,166)	12,666,026	3,421,825
Adjustment To PEO Compensation, Footnote [Text Block]	Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2022	5,675,554	(3,399,987)	(4,090,733)	(1,815,166)
2021	9,132,815	(6,783,691)	10,316,902	12,666,026
2020	4,907,623	(3,103,063)	1,617,265	3,421,825
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902
2020	1,755,048	(150,041)	12,258	—	—	1,617,265

Other NEOs (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776
2020	345,278	(34,332)	(1,676)	—	—	309,270

Non-PEO NEO Average Total Compensation Amount	$ 1,405,252	2,352,863	1,491,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 106,684	3,104,883	1,190,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Calculated in accordance with Item 402(v) of Regulation S-K. Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then making the equity award adjustments described below, all of which are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

	SCT Total Comp	SCT Equity Awards	Equity Award Adjustments (a)	CAP
2022	1,405,252	(453,537)	(845,031)	106,684
2021	2,352,863	(1,362,756)	2,114,776	3,104,883
2020	1,491,383	(610,480)	309,270	1,190,173
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation. The amounts deducted or added in calculating the equity award adjustments are as follows:

CEO

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2022	1,593,082	(5,564,969)	(169,450)	—	50,604	(4,090,733)
2021	8,150,404	2,057,167	92,762	—	16,569	10,316,902
2020	1,755,048	(150,041)	12,258	—	—	1,617,265

Other NEOs (Average)

	YE Fair Value of Equity Awards Granted During the Year	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends Paid on Equity Awards Not Otherwise Reflected In Fair Value or Total Compensation	Total Equity Award Adjustments
2022	212,507	(948,659)	14,620	(132,820)	9,321	(845,031)
2021	1,637,440	437,900	36,177	—	3,259	2,114,776
2020	345,278	(34,332)	(1,676)	—	—	309,270

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The most important financial performance measures used by the Corporation in 2022 related to CAP based on Corporation performance are listed below. The Corporation used two financial performance measures in 2022: economic profit and Non-GAAP EBIT. In addition, the Corporation used two non-financial strategic objectives in 2022 in determining performance-based compensation: achievement of corporate social responsibility initiatives and achievement of diversity, equity and inclusion initiatives.

Non-GAAP EBIT
Non-GAAP Economic profit
Corporate social responsibility initiatives
Diversity, equity and inclusion initiatives

Total Shareholder Return Amount	$ 93	132	114
Peer Group Total Shareholder Return Amount	48	82	88
Net Income (Loss)	$ 123,873,000	$ 59,814,000	$ 41,917,000
Company Selected Measure Amount	128,359,000	100,728,000	107,028,000
PEO Name	Mr. Lorenger
Additional 402(v) Disclosure [Text Block]	GAAP Net Income as disclosed in our Annual Report on Form 10-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EBIT
Non-GAAP Measure Description [Text Block]	Non-GAAP EBIT is adjusted from the comparable GAAP metric to exclude select items including general restructuring charges, new facility setup costs, gain or loss on the sale of a business, asset impairments, charges related to cost reduction initiatives, and COVID-19 pandemic costs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Economic profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Corporate social responsibility initiatives
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Diversity, equity and inclusion initiatives
PEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,399,987)	$ (6,783,691)	$ (3,103,063)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,090,733)	10,316,902	1,617,265
PEO [Member] | Equity Award Adjustments, YE Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,593,082	8,150,404	1,755,048
PEO [Member] | Equity Award Adjustments, Year Over year Change In Fair value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,564,969)	2,057,167	(150,041)
PEO [Member] | Equity Award Adjustments, Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(169,450)	92,762	12,258
PEO [Member] | Equity Award Adjustments, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments, Value of Dividends Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	50,604	16,569	0
Non-PEO NEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(453,537)	(1,362,756)	(610,480)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(845,031)	2,114,776	309,270
Non-PEO NEO [Member] | Equity Award Adjustments, YE Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	212,507	1,637,440	345,278
Non-PEO NEO [Member] | Equity Award Adjustments, Year Over year Change In Fair value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(948,659)	437,900	(34,332)
Non-PEO NEO [Member] | Equity Award Adjustments, Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	14,620	36,177	(1,676)
Non-PEO NEO [Member] | Equity Award Adjustments, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(132,820)	0	0
Non-PEO NEO [Member] | Equity Award Adjustments, Value of Dividends Paid On Equity Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 9,321	$ 3,259	$ 0